UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management Inc. 125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(408) 624-9527

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS, September 30, 2009 (unaudited)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 92.4% ($173,699,350)
Advanced Materials— 6.7% ($12,557,017)
Corning, Inc.	493,600	$7,557,017
UCT Coatings, Inc., Series B* (1)	500,000	5,000,000
Communications— 2.8% ($5,187,618)
Clearwire Corp. Class A*	298,600	2,427,618
Equinix, Inc.*	30,000	2,760,000
Communications Equipment— 5.7% ($10,721,829)
QUALCOMM, Inc.	75,300	3,386,994
Research In Motion, Ltd.*	45,300	3,060,015
ZTE Corp.	810,000	4,274,820
Defense & Aerospace— 2.0% ($3,831,890)
FLIR Systems, Inc.*	137,000	3,831,890
Electronics Manufacturing Services— 0.2% ($334,003)
Quanta Computer, Inc. - GDR	31,815	334,003
Energy Efficiency— 3.3% ($6,172,452)
Echelon Corp.*	479,600	6,172,452
Intellectual Property— 11.5% ($21,530,989)
Silicon Genesis Corp., Common* (1)(2)	881,892	1,503,079
Silicon Genesis Corp., Series 1-C (1)(2)	82,914	823,412
Silicon Genesis Corp., Series 1-D (1)(2)	850,830	3,265,877
Silicon Genesis Corp., Series 1-E (1)(2)	5,704,480	13,538,842
Silicon Genesis Corp., Series 1-F (1)(2)	912,453	2,399,779
Internet— 8.7% ($16,297,512)
Akamai Technologies, Inc.*	155,900	3,068,112
Netflix, Inc.*	220,000	10,157,400
Shanda Interactive Entertainment Ltd. - ADR*	60,000	3,072,000
Networking— 0.1% ($230,806)
IP Unity, Inc., Series C (1)	1,932,222	19,322
IP Unity, Inc., Series E (1)	193,042	211,484
Other Electronics— 10.4% ($19,649,494)
Intevac, Inc.*	771,700	10,371,648
Microvision, Inc.*	125,100	689,301
VeriFone Holdings, Inc.*	540,500	8,588,545
Peripherals— 3.1% ($5,871,060)
Seagate Technology, Inc.	386,000	5,871,060
Photonics— 1.3% ($2,514,120)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1 (1)	1,000,000	0
Newport Corp.*	287,000	2,514,120
Renewable Energy— 10.2% ($19,204,757)
Sharp Corp.	45,288	503,592
Solaicx, Series B* (1)(2)	7,396,238	73,962
Solaicx, Series C* (1)(2)	2,916,581	29,166
SoloPower, Series A (1)(2)	2,721,088	17,072,895
SoloPower, Series B (1)(2)	228,779	1,525,142
Semiconductors— 15.1% ($28,317,311)
AuthenTec, Inc.*	167,829	469,921
Broadcom Corp., Class A*	261,600	8,028,504
Clarisay, Inc., Series B (1)(2)	2,605,306	0
Clarisay, Inc., Series C (1)(2)	7,194,244	0
Intel Corp.	350,800	6,865,156
Marvell Technology Group, Ltd.*	245,900	3,981,121
Samsung Electronics Co., Ltd. - GDR (3)	1,699	587,603
Semiconductor Manufacturing International Corp.*	600,000	1,452,000
Synaptics, Inc.*	77,000	1,940,400
Techwell, Inc.*	454,700	4,992,606
Services— 2.3% ($4,301,803)
Accenture PLC., Class A	115,000	4,286,050
Innovion Corp., Series C (1)	1,575,322	15,753
Software— 9.0% ($16,976,689)
Activision Blizzard, Inc.*	379,100	4,697,049
Microsoft Corp.	238,800	6,182,532
NICE-Systems Ltd. - ADR*	98,100	2,986,164
Omniture, Inc.*	145,100	3,110,944
WARRANTS— 1.1% ($2,162,187)
Advanced Materials— 0.0% ($7,484)
UCT Coatings, Inc., Common Warrant (1)	600,000	6,000

	SHARES/ UNITS	MARKET VALUE
Warrants — continued
Advanced Materials — continued
UCT Coatings, Inc., Common Warrant (1)	144,542	$1,445
UCT Coatings, Inc., Common Warrant (1)	3,889	39
Intellectual Property— 1.1% ($2,154,634)
Silicon Genesis Corp., 1-E Warrant (1)(2)	94,339	123,902
Silicon Genesis Corp., 1-E Warrant (1)(2)	1,257,859	1,985,367
Silicon Genesis Corp., Common Warrant (1)(2)	37,982	45,365
Networking— 0.0% ($69)
IP Unity, Inc., E Warrant (1)	69,496	69
Photonics— 0.0% ($0)
Celox Networks, Inc., A-1 Warrant (1)	500,000	0
Renewable Energy— 0.0% ($0)
Solaicx, Series C Warrant (1)(2)	670,814	0
Semiconductors— 0.0% ($0)
Clarisay, Inc., D Warrant (1)(2)	2,350,000	0
CONVERTIBLE BONDS— 0.1% ($106,082)
Semiconductors— 0.0% ($0)
Clarisay, Inc., 8.00% (1)(2)	2,350,000	0
Services— 0.1% ($106,082)
Innovion Corp., 9.50% (1)	473,976	106,082
PARTICIPATION NOTE— 0.3% ($488,300)
Renewable Energy— 0.3% ($488,300)
Suzlon Energy Ltd., 0.00%, 09/16/10*	257,000	488,300
CASH EQUIVALENTS— 5.5% ($10,430,113)
PNC Bank Money Market Portfolio	10,430,113	10,430,113

Total Investments (Cost $219,407,991) — 99.4%		186,886,032

Other assets in excess of liabilities — 0.6%		1,094,975

NET ASSETS — 100.0%		$187,981,007

(1)	Restricted security.
(2)	Affiliated issuer.
(3)

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Adviser, using Board-approved procedures, has deemed these securities to be liquid. At September 30, 2009, the value of these securities amounted to $587,603 or 0.3%.

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

PORTFOLIO OF INVESTMENTS, September 30, 2009 (unaudited)

Firsthand Technology Leaders Fund

	SHARES/ UNITS	MARKET VALUE
COMMON STOCKS— 86.2% ($33,806,935)
Advanced Materials— 4.2% ($1,641,645)
Corning, Inc.	107,227	$1,641,645
Communications— 4.8% ($1,871,091)
China Mobile Hong Kong Ltd. - ADR	38,100	1,871,091
Communications Equipment— 8.0% ($3,136,724)
Nokia Corp. - ADR	104,100	1,521,942
QUALCOMM, Inc.	35,900	1,614,782
Computer— 3.1% ($1,223,442)
Apple, Inc.*	6,600	1,223,442
Internet— 4.6% ($1,812,332)
Google, Inc., Class A*	3,655	1,812,332
Networking— 3.1% ($1,216,312)
Cisco Systems, Inc.*	51,670	1,216,312
Other Electronics— 11.8% ($4,628,983)
Koninklijke (Royal) Philips Electronics N.V.	39,100	952,476
L-1 Identity Solutions, Inc.*	155,200	1,084,848
VeriFone Holdings, Inc.*	163,100	2,591,659
Peripherals— 8.8% ($3,452,457)
EMC Corp.*	79,200	1,349,568
Seagate Technology, Inc.	138,257	2,102,889
Renewable Energy— 6.6% ($2,593,748)
First Solar, Inc.*	7,800	1,192,308
Suntech Power Holdings Co., Ltd. - ADR*	92,200	1,401,440
Semiconductors— 13.9% ($5,463,265)
Broadcom Corp., Class A*	55,925	1,716,338
Intel Corp.	103,100	2,017,667
Samsung Electronics Co., Ltd. - GDR (1)	5,000	1,729,260
Software— 17.3% ($6,766,936)
Activision Blizzard, Inc.*	104,700	1,297,233
Adobe Systems, Inc.*	54,200	1,790,768
Microsoft Corp.	37,950	982,525
NICE-Systems Ltd. - ADR*	48,200	1,467,208
VMware, Inc., Class A*	30,600	1,229,202
CASH EQUIVALENTS— 14.3% ($5,609,358)
PNC Bank Money Market Portfolio	5,609,358	5,609,358

Total Investments (Cost $40,093,122) — 100.2%		39,416,293

Liabilities in excess of other assets — (0.2)%		(197,898)

NET ASSETS — 100.0%		$39,218,395

WRITTEN OPTIONS— (0.3)% ($111,705)
Other Electronics— (0.1)% ($46,575)
VeriFone Holdings, Inc. Call Option, Expiring October 2009, Strike Price $15.00 (2)	405	$(46,575)
Renewable Energy— (0.2)% ($65,130)
First Solar, Inc. Call Option, Expiring October 2009, Strike Price $150.00 (2)	78	(65,130)

Total Written Options (Proceeds $82,327)		$(111,705)

(1)

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Adviser, using Board-approved procedures, has deemed these securities to be liquid. At September 30, 2009, the value of these securities amounted to $1,729,260 or 4.4%.

(2)	Security held in connection with open written call options.
*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS, September 30, 2009 (unaudited)

Firsthand e-Commerce Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 84.3% ($27,316,999)
Communications— 7.3% ($2,360,840)
Equinix, Inc.*	15,000	$1,380,000
NeuStar, Inc.*	43,400	980,840
Communications Equipment— 1.8% ($599,196)
Telefonaktiebolaget LM Ericsson - SP ADR	59,800	599,196
Computer— 3.5% ($1,118,949)
Apple, Inc.*	100	18,537
International Business Machines Corp.	9,200	1,100,412
Consumer Electronics— 2.5% ($803,229)
Shutterfly, Inc.*	48,300	803,229
Internet— 40.2% ($13,016,183)
51job, Inc. - ADR*	57,000	797,430
Akamai Technologies, Inc.*	80,800	1,590,144
Baidu, Inc. - ADR*	5,700	2,228,985
CyberSource Corp.*	41,814	697,039
Google, Inc., Class A*	5,100	2,528,835
LivePerson, Inc.*	140,000	705,600
Monster Worldwide, Inc.*	45,100	788,348
Netflix, Inc.*	7,000	323,190
Shanda Interactive Entertainment Ltd. - ADR*	34,700	1,776,640
ValueClick, Inc.*	56,300	742,597
VistaPrint NV*	16,500	837,375
Media— 3.1% ($1,010,918)
News Corp., Class B	72,260	1,010,918
Networking— 3.8% ($1,240,558)
Cisco Systems, Inc.*	52,700	1,240,558
Other Electronics— 7.7% ($2,503,811)
L-1 Identity Solutions, Inc.*	84,500	590,655
VeriFone Holdings, Inc.*	120,400	1,913,156
Software— 14.4% ($4,663,315)
Activision Blizzard, Inc.*	48,200	597,198
Microsoft Corp.	47,200	1,222,008
Omniture, Inc.*	70,446	1,510,362
VeriSign, Inc.*	56,300	1,333,747
CASH EQUIVALENTS— 14.7% ($4,759,721)
PNC Bank Money Market Portfolio	4,759,721	4,759,721

Total Investments (Cost $27,217,626) — 99.0%		32,076,720

Other assets in excess of liabilities — 1.0%		340,108

NET ASSETS — 100.0%		$32,416,828

*	Non-income producing security.
ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS, September 30, 2009 (unaudited)

Firsthand Alternative Energy Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 85.1% ($5,263,606)
Advanced Materials— 5.5% ($339,946)
Corning, Inc. (1)	9,760	$149,426
MEMC Electronic Materials, Inc.*	2,130	35,422
Metabolix, Inc.*	4,700	48,316
Renesola Ltd. - ADR*	22,200	106,782
Basic Materials— 0.8% ($47,955)
Metalico, Inc.*	11,500	47,955
Building Automation— 3.8% ($235,152)
Johnson Controls, Inc.	9,200	235,152
Energy Efficiency— 9.1% ($559,416)
Echelon Corp.*	14,500	186,615
Honeywell International, Inc.	3,880	144,142
Itron, Inc.*	3,565	228,659
Environmental Services— 0.5% ($32,900)
ADA-ES, Inc.*	9,400	32,900
Industrials— 3.3% ($206,640)
3M Co. (1)	2,800	206,640
Intellectual Property— 5.1% ($317,816)
Silicon Genesis Corp., Common* (2)	181,407	309,186
Silicon Genesis Corp., Series 1-C (2)	152	1,510
Silicon Genesis Corp., Series 1-E (2)	3,000	7,120
Other Electronics— 9.4% ($583,042)
Aixtron AG - ADR	9,900	270,369
Intevac, Inc.*	14,800	198,912
Koninklijke (Royal) Philips Electronics N.V.	4,670	113,761
Renewable Energy— 41.6% ($2,570,886)
Amtech Systems, Inc.*	9,500	50,350
Ascent Solar Technologies, Inc.*	21,200	159,848
Canadian Solar, Inc.*	11,400	196,308
Clipper Windpower PLC*	3,000	8,233
EMCORE Corp.*	100,000	130,000
FuelCell Energy, Inc.*	5,000	21,350
Gamesa Corp. Tecnologica S.A.	7,000	156,812
GT Solar International, Inc.*	21,900	127,239
JA Solar Holdings Co., Ltd. - ADR*	7,000	28,210
KYOCERA Corp. - ADR	950	87,172
LDK Solar Co., Ltd. - ADR*	1,930	16,637
Meyer Burger Technology AG*	1,000	241,216
Motech Industries, Inc.	49,995	136,627
Orion Energy Systems, Inc.*	14,000	43,820
Renewable Energy Corp. A.S.*	13,000	114,154
Sharp Corp.	11,000	122,317
Solarfun Power Holdings Co., Ltd. - ADR*	14,400	82,656
SoloPower, Series C-1 (2)	1,331	10,865
SunPower Corp. Class B*	7,000	176,610
Suntech Power Holdings Co., Ltd. - ADR*	9,420	143,184
Trina Solar Ltd. - ADR*	2,300	73,991
U.S. Geothermal, Inc.*	10,500	16,380
ULVAC, Inc.	2,700	71,148
Vestas Wind Systems A.S.*	3,000	216,000
WaterFurnace Renewable Energy, Inc.	600	15,159
Yingli Green Energy Holding Co. - ADR*	10,000	124,600
Semiconductors— 6.0% ($369,853)
National Semiconductor Corp.	7,700	109,879
Power Integrations, Inc.	7,800	259,974
CASH EQUIVALENTS— 12.1% ($746,064)
PNC Bank Money Market Portfolio	746,064	746,064

	SHARES	MARKET VALUE

Total Investments (Cost $6,460,799) — 97.2%		6,009,670

Other assets in excess of liabilities — 2.8%		172,723

NET ASSETS — 100.0%		$6,182,393

SCHEDULE OF SECURITIES SOLD SHORT— (0.2)% ($11,497)
Advanced Materials— (0.2)% ($11,497)
Hoku Scientific, Inc.*	3,884	$(11,497)

Total Securities Sold Short (Proceeds $11,101)		$(11,497)

(1)	All or a portion of the shares have been committed for open short positions, which equates to $259,026 or 4.2% of the Fund’s net assets.
(2)	Restricted security.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

NOTES TO PORTFOLIOS OF INVESTMENTS

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2009.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$39,896,291	$4,884,693	$6,428,845	$956,164
Gross unrealized depreciation	(73,711,508)	(6,811,109)	(1,569,751)	(1,640,368)
Net unrealized appreciation (depreciation)	$(33,815,217)	$(1,926,416)	$4,859,094	(684,204)
Federal income tax cost, long positions	$220,701,249	$41,313,331	$27,217,626	$6,693,478
Federal income tax cost, short positions	—	(82,327)	—	(11,101)
Total Federal income tax cost	$220,701,249	$41,231,004	$27,217,626	$6,682,377

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended September 30, 2009, were as follows:

	Firsthand Technology
	Leaders Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written during period	3,160	366,313
Options expired during period	(1,422)	(193,967)
Options closed during period	(80)	(16,716)
Options exercised during period	(1,175)	(73,303)
Options outstanding, end of period	483	$82,327

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required.  Deposits with brokers for securities sold short are invested in money market instruments.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended September 30, 2009, is noted below:

	SHARE ACTIVITY
	Balance		Sales/Maturity/	Balance	Realized	Value	Acquisition
Affiliate	6/30/09	Purchases	Expiration	9/30/09	Gain (Loss)	9/30/09	Cost

Firsthand Technology Value Fund

Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., Series B	2,605,306	—	—	2,605,306	—	—	2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Silicon Genesis Corp., Common (1)	881,892	—	—	881,892	—	1,503,079	5,201,267
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	45,365	—
Silicon Genesis Corp., Series 1-C (1)	82,914	—	—	82,914	—	823,412	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	3,265,877	4,315,500
Silicon Genesis Corp., Series 1-E (1)	5,704,480	—	—	5,704,480	—	13,538,842	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,985,367	—
Silicon Genesis Corp., Series 1-E Warrant (1)	94,339	—	—	94,339	—	123,902	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	2,399,779	2,007,397
Solaicx, Series B	7,396,238	—	—	7,396,238	—	73,962	4,396,238
Solaicx, Series C	2,916,581	—	—	2,916,581	—	29,166	3,578,995
Solaicx, Series C Warrant	670,814	—	—	670,814	—	—	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	17,072,895	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	1,525,142	1,002,052

(1) Amounts include shares from the merger of Firsthand Tech Innovators Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2009, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value Fund

Celox Networks, Inc., Common	April 17, 2001	138,121	$14,999,941	$—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Innovion Corp., 9.50%, C/N	December 30, 2003	473,976	473,976	106,082	0.06%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	15,000	0.01%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	753	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	19,322	0.01%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	211,484	0.11%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	174,077	0.09%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	1,238,102	0.66%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	39,768	0.02%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	34,088	0.02%
Silicon Genesis Corp., Common Stock (1)	May 19,2009	10,000	—	17,044	0.01%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	45,365	0.02%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	823,412	0.44%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,265,877	1.74%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	13,538,842	7.20%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	—	123,902	0.07%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,985,367	1.06%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,399,779	1.28%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	60,000	0.03%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	13,962	0.01%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	29,166	0.02%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	—	0.00%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	17,072,895	9.08%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,525,142	0.81%
UCT Coatings, Inc., Series Common Warrants (2)	October 5, 2004	600,000	—	6,000	0.00%
UCT Coatings, Inc., Series Common Warrants (1)	various	3,889	—	39	0.00%
UCT Coatings, Inc., Series Common Warrants (1)	May 13, 2009	144,542	—	1,445	0.00%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	2.66%
			$67,478,670	$47,746,982	25.40%

Firsthand Alternative Energy Fund

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$187,234	3.03%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	121,952	1.97%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	1,510	0.02%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	7,120	0.12%
SoloPower, Series C-1 P/S	September 23, 2008	1,331	21,425	10,865	0.18%
			$79,074	328,681	5.32%

(1) Shares granted at no cost by issuer.

(2) 3:1 stock split

P/S Preferred Stock

C/N Convertible Note

Various “inputs” are used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2009:

		LEVEL 2 - Other Significant	LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
	Investments	Investments	Investments
Fund Name*	in Securities	in Securities	in Securities
TVFQX
Assets
Common Stocks
Advanced Materials	$7,557,017	$—	$5,000,000
Communications	5,187,618	—	—
Communications Equipment	10,721,829	—	—
Defense & Aerospace	3,831,890	—	—
Electronics Manufacturing Services	—	334,003	—
Energy Efficiency	6,172,452	—	—
Intellectual Property	—	—	21,530,989
Internet	16,297,512	—	—
Networking	—	—	230,806
Other Electronics	19,649,494	—	—
Peripherals	5,871,060	—	—
Photonics	2,514,120	—	—
Renewable Energy	503,592	—	18,701,165
Semiconductors	27,729,708	587,603	—
Services	4,286,050	—	15,753
Software	16,976,689	—	—
Warrants	—	—	2,162,187
Convertible Bonds	—	—	106,082
Participation Note	—	488,300	—
Cash Equivalents	—	10,430,113	—

TLFQX
Assets
Common Stocks
Advanced Materials	1,641,645	—	—
Communications	1,871,091	—	—
Communications Equipment	3,136,724	—	—
Computer	1,223,442	—	—
Internet	1,812,332	—	—
Networking	1,216,312	—	—
Other Electronics	4,628,983	—	—
Peripherals	3,452,457	—	—
Renewable Energy	2,593,748	—	—
Semiconductors	3,734,005	1,729,260	—
Software	6,766,936	—	—
Cash Equivalents	—	5,609,358	—
Liabilities
Other Financial Instruments - Written Options **	(111,705)	—	—

TEFQX
Assets
Common Stocks
Communications	2,360,840	—	—
Computer	1,118,949	—	—
Consumer Electronics	803,229	—	—
Internet	13,016,183	—	—
Media	1,010,918	—	—
Networking	1,240,558	—	—
Other Electronics	2,503,811	—	—
Software	4,663,315	—	—
Telecommunication Equipment	599,196	—	—
Cash Equivalents	—	4,759,721	—

ALTEX
Assets
Common Stocks
Advanced Materials	233,164	—	—
Basic Materials	47,955	—	—
Building Automation	235,152	—	—
Energy Efficiency	559,416	—	—
Environmental Services	32,900	—	—
Industrials	206,640	—	—
Intellectual Property	—	—	317,816
Other Electronics	583,042	—	—
Renewable Energy	2,328,862	231,159	10,865
Semiconductors	476,635	—	—
Cash Equivalents	—	746,064	—
Liabilities
Securities Sold Short - Common Stocks	(11,497)	—	—
Total	$191,274,269	$24,915,581	$48,075,663

*TVFQX: Firsthand Technology Value Fund; TLFQX: Firsthand Technology Leaders Fund; TEFQX: Firsthand e-Commerce Fund; ALTEX: Firsthand Alternative Energy Fund.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.  Written options are reported at their market value at period end date.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

				Firsthand Alternative
	Firsthand Technology Value Fund			Energy Fund
	Investments in	Investments in	Investments in	Investments in
	EquitySecurities	Warrants	Convertible Bonds	Equity Securities
Balance as of 12/31/08	$61,559,872	$2,937,250	$105,806	$353,794
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	(14,783,311)	(775,063)	156,280	(25,113)
Realized Market Gain / (Loss)	(1,289,462)	—	(150,097)	—
Net Purchase / (Sales)	(8,386)	—	(5,907)	—
Transfers In / (Out) of Level 3	—	—	—	—
Balance as of 9/30/2009	$45,478,713	$2,162,187	$106,082	$328,681

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 20, 2009, the date the report was available to be issued.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/20/09

By (Signature and Title)	/s/ Jonathan Rosen
Jonathan Rosen, Treasurer

Date	11/20/09